EMPLOYEE BENEFIT OBLIGATIONS - Sensitivity Analysis of Significant Actuarial Assumptions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumption, increase in longevity	1 year	1 year
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumption, basis point increase	0.25%	0.25%
Assumption, basis point decrease	0.25%	0.25%
Discount rate | United Kingdom
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	£ 0	£ 0
Increase/(decrease) in benefit obligation, due to decrease in assumption	0	0
Discount rate | North America
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	(3)	(3)
Increase/(decrease) in benefit obligation, due to decrease in assumption	3	3
Discount rate | Western Continental Europe
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	(2)	(2)
Increase/(decrease) in benefit obligation, due to decrease in assumption	2	2
Discount rate | Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	(1)	(1)
Increase/(decrease) in benefit obligation, due to decrease in assumption	£ 1	£ 1
Rate of increase in salaries
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumption, basis point increase	0.25%	0.25%
Assumption, basis point decrease	0.25%	0.25%
Rate of increase in salaries | Western Continental Europe
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	£ 1	£ 1
Increase/(decrease) in benefit obligation, due to decrease in assumption	(1)	(1)
Rate of increase in salaries | Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	0	1
Increase/(decrease) in benefit obligation, due to decrease in assumption	£ (1)	£ (1)
Rate of increase in pensions in payment
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumption, basis point increase	0.25%	0.25%
Assumption, basis point decrease	0.25%	0.25%
Rate of increase in pensions in payment | United Kingdom
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	£ 0	£ 0
Increase/(decrease) in benefit obligation, due to decrease in assumption	0	0
Rate of increase in pensions in payment | Western Continental Europe
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	1	1
Increase/(decrease) in benefit obligation, due to decrease in assumption	(1)	(1)
Life expectancy | United Kingdom
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	1	1
Life expectancy | North America
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	3	3
Life expectancy | Western Continental Europe
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	£ 3	£ 3